Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed income securities, at fair value (amortized cost of $45,252, $26,793 and $20,332, respectively)	$ 45,207	$ 26,559	$ 20,238
Equity investments, at fair value (cost of $1,682, $1,000 and $0, respectively)	1,771	1,136
Short-term investments, at cost	1,779	196	1,149
Other investments, at cost	945	505	248
Total investments	49,702	28,396	21,635
Cash and cash equivalents	25,679	43,045	47,957
Deferred policy acquisition costs, net	6,192	4,389	4,030
Premiums receivable, net of allowance for credit losses of $39, $38 and $3, respectively	2,220	2,923	2,395
Ceded unearned premiums	3,836	4,847	2,805
Reinsurance recoverable on paid losses	7,767	444
Reinsurance recoverable on loss and loss adjustment expense reserves	17,560	3,652	120
Funds deposited with reinsured companies		500	725
Current income taxes recoverable	632	1,195	965
Deferred tax asset, net	855	420	506
Property and equipment, net	213	250	234
Intangible assets, net of accumulated amortization of $0 and $3, respectively			6
Other assets	867	788	705
Total assets	115,523	90,849	82,083
LIABILITIES
Loss and loss adjustment expense reserves	22,091	6,971	2,123
Unearned premium reserves	32,170	25,821	23,442
Ceded reinsurance premiums payable	5,786	5,229	3,283
Agency commissions payable	716	497	403
Premiums collected in advance	1,887	1,128	870
Funds held under reinsurance treaties	48	73
Accounts payable and other accrued expenses	4,483	2,065	1,863
Series B Preferred Shares, $25.00 par value, 1,000,000 shares authorized, 120,000 shares issued and outstanding at September 30, 2017, December 31, 2016 and 2015, respectively	2,744	2,708	2,593
Total liabilities	69,925	44,492	34,577
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Common stock, $0.001 par value; 10,000,000 shares authorized; 6,136,125, 6,108,125 and 6,358,125 shares issued and 5,984,766, 5,956,766 and 6,358,125 shares outstanding as of September 30, 2017, December 31, 2016 and December 31, 2015 respectively	6	6	6
Additional paid-in capital	47,052	46,809	48,688
Retained (deficit) earnings	(480)	616	605
Accumulated other comprehensive income (loss)	29	(65)	(62)
Stockholders equity before treasury stock	46,607	47,366	49,237
Less: treasury stock at cost; 151,359, 151,359 and 223,851 shares as of September 30, 2017, December 31, 2016 and 2015, respectively	(1,009)	(1,009)	(1,731)
Total shareholders’ equity	45,598	46,357	47,506
Total liabilities and shareholders’ equity	$ 115,523	$ 90,849	$ 82,083